CREDIT AGREEMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
CREDIT AGREEMENT [Abstract]
Schedule of Post-Modification Debt

In connection with the Second Waiver Agreement, the convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that no beneficial conversion feature existed. See detail summary below for carrying value of debt as of December 31, 2012.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,880,000
Less: Original issue discount	(202,926)
Carrying value at September 28, 2012	1,677,074
Amortization of debt discount	52,260
Carrying value at December 31, 2012	$1,729,334

Post-Modification Debt:
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	198,989
Amortization of debt discount	330,019
Carrying value at June 30, 2012	$1,783,181

Schedule of Loss of Extinguishment of Debt

The Company applied ASC 470-50-40/55 "Debtor's Accounting for a Modification or Exchange of Debt Instrument" and concluded that the Second Amendment and Waiver Agreement dated September 28, 2012 constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. As a result, the Company recorded a loss on debt extinguishment of $37,235 during the six months ended December 31, 2012, as summarized below:

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,880,000
Arranger fee	37,600
Less: Original issue discount	(202,926)
Fair value of assets given	1,714,674
Less: Carrying value of pre-modification debt	(1,677,439)
Unamortized deferred financing costs	-
Loss on debt extinguishment	$37,235

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752